Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets [Abstract]
Cash and Due from Banks	$ 1,315	$ 1,073
Interest-bearing Deposits in Banks and Other Financial Institutions	4,216	6,440
Total cash and cash equivalents	5,531	7,513
Investment securities	17,083	14,178
Loans held-for-sale, net	35	2,576
Finance receivables and loans, net [Abstract]
Finance receivables and loans, net	100,328	99,055
Allowance for loan losses	(1,208)	(1,170)
Total finance receivables and loans, net	99,120	97,885
Investment in operating leases, net	17,680	13,550
Mortgage servicing rights	0	952
Premiums receivable and other insurance assets	1,613	1,609
Other assets	9,589	11,908
Assets of operations held-for-sale	516	32,176
Total assets	151,167	182,347
Liabilities and Equity [Abstract]
Noninterest-bearing deposit liabilities	60	1,977
Interest-bearing deposit liabilities	53,290	45,938
Total deposit liabilities	53,350	47,915
Short-term borrowings	8,545	7,461
Long-term debt	69,465	74,561
Interest payable	888	932
Unearned insurance premiums and service revenue	2,314	2,296
Accrued expenses and other liabilities	2,397	6,585
Liabilities of operations held-for-sale	0	22,699
Total liabilities	136,959	162,449
Equity [Abstract]
Common stock and paid-in capital	20,939	19,668
Mandatorily convertible preferred stock held by U.S. Department of Treasury	0	5,685
Preferred stock	1,255	1,255
Accumulated deficit	(7,710)	(7,021)
Accumulated other comprehensive (loss) income	(276)	311
Total equity	14,208	19,898
Total liabilities and equity	151,167	182,347
Variable Interest Entity, Primary Beneficiary [Member]
Finance receivables and loans, net [Abstract]
Finance receivables and loans, net	32,265	31,510
Allowance for loan losses	(174)	(144)
Total finance receivables and loans, net	32,091	31,366
Investment in operating leases, net	4,620	6,060
Other assets	3,436	2,868
Assets of operations held-for-sale	0	12,139
Total assets	40,147	52,433
Liabilities and Equity [Abstract]
Short-term borrowings	250	400
Long-term debt	24,147	26,461
Interest payable	0	1
Accrued expenses and other liabilities	43	16
Liabilities of operations held-for-sale	0	9,686
Total liabilities	$ 24,440	$ 36,564